Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2018	2017
		(Restated)
Current:
Income tax expense
Canada	$5,251	$6,077
Peru	19,103	24,523
Mining tax expense
Canada	9,085	5,085
Peru	11,030	14,706
Adjustments in respect of prior years	707	(448)
	45,176	49,943
Deferred:
Income tax - origination, revaluation and/or and reversal of temporary difference
Canada	25,811	2,067
Peru	10,780	29,727
United States	3,170	(46,908)
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference
Canada	414	467
Peru	(621)	(661)
Adjustments in respect of prior years	691	(1,416)
	40,245	(16,724)
	$85,421	$33,219

Disclosure of deferred taxes [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
		(Restated)	(Restated)
Deferred income tax asset
Canada	$15,513	$31,937	$40,162

Deferred income tax liability
Peru	(196,452)	(183,973)	(203,081)
United States	(110,861)	(107,692)	(107,691)
Deferred mining tax liability
Canada	(5,119)	(5,614)	(4,706)
Peru	(11,658)	(12,124)	(12,785)
	(324,090)	(309,403)	(328,263)
Net deferred tax liability balance, end of year	$(308,577)	$(277,466)	$(288,101)

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2018	2017
		(Restated)
Net deferred tax liability balance, beginning of year	$(277,466)	$(288,101)
Deferred tax (expense) recovery	(40,245)	16,724
OCI transactions	520	(3,845)
Items charged directly to equity	—	2,238
Foreign currency translation on the deferred tax liability	8,614	(4,482)
Net deferred tax liability balance, end of year	$(308,577)	$(277,466)

Disclosure of reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2018	2017
		(Restated)
Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$46,126	$46,685
Effect of:
Deductions related to mining taxes	(5,976)	(6,075)
Adjusted income taxes	40,150	40,610
Mining tax expense	19,214	19,367
	59,364	59,977

Permanent differences related to:
Capital items	(2,903)	1,462
Other income tax permanent differences	(454)	338
Impact of remeasurement on decommissioning liability	3,898	15,290
Temporary income tax differences not recognized	4,449	15,376
Impact related to differences in tax rates in foreign operations	9,594	4,605
Impact of changes to statutory tax rates	45	(52,855)
Foreign exchange on non-monetary items	11,408	(9,387)
Impact related to tax assessments and tax return amendments	20	(1,587)
Tax expense	$85,421	33,219

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet			Income Statement
				Year ended
	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,
	2018	2017	2017	2018	2017
		(Restated)	(Restated)		(Restated)
Deferred income tax (liability) asset/ expense (recovery)
Property, plant and equipment	$(83,407)	$(102,053)	$(71,837)	$(18,646)	$30,216
Pension obligation	7,817	10,034	13,092	2,739	(787)
Other employee benefits	13,488	16,742	17,778	3,254	1,036
Non-capital losses	72,470	91,495	59,034	19,025	(32,461)
Share issue and debt costs	10,896	15,707	16,319	4,807	2,850
Other	(5,751)	12	5,776	7,681	1,657
Deferred income tax asset / expense (recovery)	15,513	31,937	40,162	18,860	2,511
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	339,037	320,036	389,502	25,456	(69,466)
Pension obligation	—	—	(12,150)	—	12,150
Other employee benefits	240	192	(14,806)	48	14,998
Asset retirement obligations	(918)	(789)	(11,357)	(129)	10,568
Non-capital losses	(27,374)	(27,539)	(46,500)	165	18,961
Other	(3,672)	(235)	6,083	(3,439)	(6,318)
Deferred income tax liability/ (recovery) expense	307,313	291,665	310,772	22,101	(19,107)
Deferred income tax liability/ (recovery) expense	$(291,800)	$(259,728)	$(270,610)	$40,961	$(16,596)

Disclosure of temporary differences not recognized [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment	$—	$32,089
Capital losses	200,455	223,916
Other employee benefits	77,166	78,871
Asset retirement obligations	175,091	174,448
Non-capital losses	116,542	104,171
Temporary differences not recognized	$569,254	$613,495

Disclosure of temporary differences - deferred mining tax assets and liabilities [Table Text Block]
		Dec. 31, 2017	Jan. 1, 2017
	Dec. 31, 2018	(Restated)	(Restated)
Canada
Property, plant and equipment	$(5,119)	$(5,614)	$(4,706)

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Peru		(Restated)	(Restated)
Property, plant and equipment	$(11,658)	$(12,124)	$(12,785)